Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Disclosure of fair value measurement [abstract]
Increase (decrease) in fair value recorded through Finance cost, net	€ 10,200,000	€ (3,200,000)
Percentage of yield volatility	35.00%	40.00%
Percentage of credit spread	0.28%	1.07%
Percentge of increase decrease in yield volatility	2.50%	2.50%
Increase/decrease in fair value	€ 100,000	€ 1,300,000
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 0		€ 0